FUND PROFILE

                              Strategic Allocation:

                                 * Conservative
                                 * Moderate
                                 * Aggressive

                                 INVESTOR CLASS

                                November 6, 1998

                        [american century logo(reg.sm)]
                                    American
                                    Century

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     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
        See the back cover for additional telephone numbers and our address.

                             AMERICAN CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                       STRATEGIC ALLOCATION: CONSERVATIVE
                         STRATEGIC ALLOCATION: MODERATE
                        STRATEGIC ALLOCATION: AGGRESSIVE

1. WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

        Strategic Allocation: Conservative, Strategic Allocation: Moderate and Strategic Allocation: Aggressive are asset allocation funds. That is, these funds diversify their assets among various classes of investments such as stocks, bonds and money market instruments. Each fund holds a different mix of these asset types, which gives it a distinct risk profile and return potential.

    * STRATEGIC ALLOCATION: CONSERVATIVE seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

    * STRATEGIC ALLOCATION: MODERATE seeks long-term capital growth with some regular income. It emphasizes investments in equity securities, but maintains a sizeable stake in bonds and money market securities.

    * STRATEGIC ALLOCATION: AGGRESSIVE seeks long-term capital growth with a small amount of income. It emphasizes investments in equity securities, but maintains a portion of its assets in bonds and money market securities.

2. WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

        The funds' strategic asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The fund advisor draws on growth, value and quantitative investment techniques in managing the equity portion of the funds' portfolios and diversifies the funds' equity investments among small, medium and large companies.

        The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in high-yield securities. High-yield securities are higher risk, non-convertible debt obligations that are rated below investment grade. The funds may also invest in unrated securities based on the fund advisor's assessment of their credit quality. The maturities of fixed-income securities in which the funds invest are expected to range from two to 30 years.

        The funds may invest the cash equivalent portion of their portfolios in high-quality money market investments (denominated in U.S. dollars or foreign currencies).

        The following table indicates each fund's neutral mix. The neutral mix represents a benchmark as to how a fund's investments generally will be allocated among the major asset classes over the long term.

                                  Neutral Mixes
                                   EQUITY                        CASH
     FUND                        SECURITIES       BONDS       EQUIVALENTS
--------------------------------------------------------------------------------
     Strategic Allocation:
        Conservative                40%            45%            15%
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     Strategic Allocation:
        Moderate                    60%            30%            10%
--------------------------------------------------------------------------------
     Strategic Allocation:
        Aggressive                  75%            20%            5%
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        The  following  table  shows the  operating  ranges in which each fund's asset mix may vary over short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions.

                                Operating Ranges
                                   EQUITY                         CASH
     FUND                        SECURITIES       BONDS        EQUIVALENTS
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     Strategic Allocation:
        Conservative               34-46%         38-52%         10-25%
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     Strategic Allocation:
        Moderate                   50-70%         20-40%          5-20%
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     Strategic Allocation:
        Aggressive                 60-90%         10-30%          0-15%
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STRATEGIC ALLOCATION                                AMERICAN CENTURY INVESTMENTS


        Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUNDS?

    *The value of the  funds'  shares  depends  on the value of the  stocks  and other securities they own. The value of the individual securities the funds own will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *When interest rates change, the value of the fixed-income portion of each fund's portfolio will be affected. When interest rates rise, the value of each fund's fixed-income investments will decline. The opposite is true when interest rates decline.

    *The  value of the debt  securities  held by the funds  fluctuates  with the credit quality of the issuers of those securities. The lowest rated investment-grade bonds in which the funds may invest contain some speculative characteristics. Having those bonds in the funds' portfolios means the funds' value may go down more if interest rates or other economic conditions change than if the funds contained only higher rated bonds. In
     addition,   Strategic   Allocation:   Moderate  and  Strategic  Allocation:
     Aggressive may invest in higher risk high-yield securities, sometimes referred to as junk bonds. These securities are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

    *As with all funds, at any given time, the value of your shares of the funds may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *Although  the fund  advisor  invests the funds'  assets  primarily  in U.S.
     securities, the funds can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

        In summary, the Strategic Allocation funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and money market instruments, and who are willing to accept the risks associated with that investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of the funds' Investor Class shares for each calendar year since the funds' inception on February 15, 1996. The bar chart indicates the volatility of the funds' historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the funds will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
                                            1997
Strategic Allocation: Conservative          12.84
Strategic Allocation: Moderate              15.24
Strategic Allocation: Aggressive            16.23

As of September 30, 1998, the end of the most recent calendar quarter, the funds' year-to-date returns were as follows: Strategic Allocation: Conservative -4.05%; Strategic Allocation: Moderate -2.49%; and Strategic Allocation:
Aggressive -1.00%.

        The highest and lowest returns of the funds' Investor Class shares for a calendar quarter since the funds' inception on February 15, 1996, are provided in the following chart to indicate the funds' historical short-term volatility.

        Shareholders should be aware, however, that the Strategic Allocation funds are intended for investors with a long-term investment horizon and are not managed for short-term results.


FUND PROFILE                                                STRATEGIC ALLOCATION


[bar chart]

     Highest and Lowest Quarterly Returns
         Strategic Allocation: Conservative: Quarter Ended 6/30/97      7.05%
                                             Quarter Ended 9/30/98     -2.95%
         Strategic Allocation: Moderate:     Quarter Ended 6/30/97      9.48%
                                             Quarter Ended 9/30/98     -7.60%
         Strategic Allocation: Aggressive:   Quarter Ended 6/30/97     11.65%
                                             Quarter Ended 9/30/98    -11.09%

        The following table shows the average annual return of the funds' Investor Class shares for the periods indicated. The table also includes as benchmarks for long-term performance comparisons the S&P 500 Index (stocks), the Lehman Aggregate Bond Index (bonds) and the 90-Day U.S. Treasury Bill (cash equivalents). These indices are unmanaged and reflect no operating costs.

                                                 1 YEAR             LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
           Strategic Allocation: Conservative      4.94%               9.94%
           Strategic Allocation: Moderate          2.39%              10.63%
           Strategic Allocation: Aggressive       -0.66%              10.22%
           S&P 500 Index                           9.02%              20.83%
           Lehman Aggregate Bond Index            11.51%               8.83%
           90 Day U.S. Treasury Bill               5.11%               5.13%
                                                     (indices as of 2/29/96)

4. WHAT ARE THE FUNDS' FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                              Conservative  Moderate  Aggressive
          Management Fee                          1.00%(1)  1.10%(1)    1.20%(1)
          Distribution and Service (12b-1) Fees   None      None        None
          Other Expenses(2)                       0.00%     0.00%       0.00%
          Total Annual Fund Operating Expenses    1.00%     1.10%       1.20%

        (1 )Based upon assets at September 30, 1998. The funds have a stepped fee schedule. As a result, the funds' management fees decrease as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

                             1 year       3 years      5 years     10 years
           ----------------------------------------------------------------
           Conservative       $102         $318         $551        $1,219
           Moderate           $112         $349         $604        $1,334
           Aggressive         $122         $380         $657        $1,447

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the funds. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager who supervises the funds' team is:

        JEFFREY R. TYLER, Senior Vice President and Portfolio Manager, has been a member of the team that manages the Strategic Allocation funds since their inception in February 1996. He joined American Century in January 1988 as a Portfolio Manager. He supervises the team of other Portfolio Managers who assist in the management of the various investment categories of the funds.


STRATEGIC ALLOCATION                                AMERICAN CENTURY INVESTMENTS


6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Strategic Allocation: Conservative and Strategic Allocation: Moderate declare and pay distributions from net investment income quarterly, and Strategic Allocation: Aggressive does so annually. The funds declare and pay distributions of net realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the funds held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

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                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-13790   9811